Project or Worker Photo [Fund Name] [Date], 2022

Overview Long History and Track Record Investment Strategy Active Impact Investing Features of the HIT » $6.0 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » 365 institutional investors, primarily pension funds including Taft - Hartley and public plans » Directly sourcing increases relative value and provides additional benefits » 100 percent union labor requirement for all directly - sourced construction related investments » Successful ESG record creating family - supporting union jobs, affordable housing and economic impacts that benefit underserved communities » Signatory of UNPRI » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 27 years experience, 18 years at HIT » Record of consistent and competitive returns » 26 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2023 was – 9 . 44% , - 2 . 84% , 0 . 45% , and 1 . 14% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of December 31 , 2022 , unless otherwise denoted .

History of the HIT

AFL-CIO HIT

- ✓ Created by the AFL-CIO Executive Council led by President George Meany:
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST 2

3 Covent Apartments Chicago, IL Rise on 7 St. Louis Park, MN Whittier Street Apartments Phase 3, Boston, MA Why HIT Now? * See slide 17 for more detail on current portfolio yield performance ** Includes projects receiving NMTC allocations by HIT subsidiary Building America, CDE . Data current as of December 31 , 2022 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2023 was - 9 . 44% , - 2 . 84% , 0 . 45% , and 1 . 14% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited x Higher yields » Closed 2022 with a yield - to - worst of 5.20% – highest level since 2008* » Yield advantage of 52 bps relative to the Bloomberg Aggregate and 79 bps relative to the credit equivalent AAA Component of the Bloomberg Aggregate^ x Putting labor’s capital to work addressing affordable housing crisis » 41 projects under construction at year - end » Committed to 17 projects with total development cost of $749 million in 2022 – 92% of units affordable x Superior credit quality vs. the Bloomberg Aggregate » 87.6% government/agency/AAA relative to the benchmark’s 73.3%^ » Should benefit the HIT in the case of a recession

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA The Couture Milwaukee, WI *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 583 $10.4 B $19.3 B $40.3 B $16.7 B 194.7 M 219,282 124,922 Projects in HIT Investment, including New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $8.5B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 4 Ladder 260 Minneapolis, MN 311 West 42 nd Street Manhattan, NY Ventana Residences San Francisco, CA Southern Hills/Orlando Decatur, IL

° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc . as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 211 M nationwide (1984 - 2022) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 22 39 60 74 78 273 583 HIT Investment ° $484.7M $768.5M $1.0B $1.9B $1.5B $5.7B $10.4B Total Development Cost $915.4M $1.9B $2.1B $4.8B $2.2B $11.9B $19.3B Union Construction Hours 10.5M 14.7M 20.2M 26.2M 20.4M 92.0M 194.7M Total Jobs Created 11,585 17,903 21,785 29,358 25,918 106,549 219,282 Housing Units (% affordable) 3,578 (36%) 4,559 (89%) 13,486 (69%) 44,226 (92%) 11,214 (53%) 77,063 (79%) 124,922 (67%) Total Economic Impact $2.2B $3.7B $3.9B $5.7B $4.6B $20.1B $40.3B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 5

Erica Khatchadourian Chief Operating Officer 30+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 29 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 13 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of business development experience in the financial services industry, with 23 years at the HIT William K. Pierce, CFA Senior Portfolio Manager 8 years of experience in financial markets, managing and trading investments, with 2 years at the HIT Leadership Ted Chandler Senior Managing Director - Strategic Initiatives 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 13 years at the HIT John Hanley Senior Managing Director – Multifamily Origination 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 15 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 18 years at the HIT; Leads HIT’s subsidiary, Building America CDE. Julissa Servello Director of Investor Relations 24 years of experience at the HIT liaising with investors, consultants and stake holders 6

x Diverse workforce (66% minority or women) x Diverse leadership team (56% minority or women) x HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion x Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff dept h o f experience and retention x A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management x Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions Diversity, Equity and Inclusion 7 As of December 31 , 2022

Plan types include pension, health & welfare, annuity, among others. $1,975.98 33% $902.18 15% $1,304.37 22% $1,424.64 23% $417.90 7% 365 Institutional Investors (as of 12/31/2022) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Assets Under Management - $6.0 Billion 8

x As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units he ld, and all expenses are borne in proportion to the number of units held x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year x For the year ended December 31, 2022, the expense ratio was 32 bps x HIT leadership committed to reducing operating costs Costs of Investing in the HIT Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 In BPS HIT Expense Ratio 9

[Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield x High Credit Quality x Diversification from Corporates x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable and Workforce Housing » Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments 10

Objectives Strategy Core Competency HIT Objectives and Strategy x Generate competitive risk - adjusted fixed - income total returns versus its benchmark x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk x Offer diversification to investors x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 11

As of December 31, 2022 Relative Value – Fundamentals vs. Benchmark HIT Bloomberg Agg^ AAA Index^ HIT Bloomberg Agg^ AAA Index^ Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 89.0% 73.3% 100% Effective Duration 5.97 6.13 5.87 A & Below/Not Rated 5.7% 23.6% 0% Convexity 0.25 0.30 0.48 Higher Yield Lower Prepayment Risk Current Yield 3.49% 3.03% 2.60% Prepayment Protection 75% 72% 62% Yield to Worst 5.20% 4.68% 4.41% No Prepayment Protection 25% 28% 38% AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 12

35.3% 5.3% 2.6% 49.6% 1.4% 5.8% Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of December 31, 2022 * Based on total investments and including unfunded commitments 89% Government/ Agency/AAA/Cash High Credit Quality 13

* Based on total investments and including unfunded commitments. Includes 13.1% in floating rate Libor/SOFR investments. 14.6% 17.0% 62.7% 0.9% 1.4% 3.4% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS SF MBS Permanent MF MBS Sector Allocation* As of December 31, 2022 80% Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds 14

- 13.27% - 2.84% - 0.04% 1.16% - 13.55% - 3.15% - 0.39% 0.78% - 13.01% - 2.71% 0.02% 1.06% - 12.02% - 2.74% - 0.19% 0.70% -15.0% -13.0% -11.0% -9.0% -7.0% -5.0% -3.0% -1.0% 1.0% 3.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ AAA Index^ Total Returns vs. Benchmark and AAA Index As of December 31, 2022 HIT Performance Relative to Benchmark The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index ^ Source: Bloomberg Index Services Limited 15

Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% - 1.75% - 12.02% -15% -13% -11% -9% -7% -5% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 HIT Gross HIT Net Bloomberg Aggregate ^ AAA Index^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2023 was - 9 . 44% , - 2 . 84% , 0 . 45% , and 1 . 14% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of December 31 , 2022 , unless otherwise denoted . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index ^ Source : Bloomberg Index Services Limited 16

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -12% -8% -4% 0% 4% 8% 12% HIT Gross Bloomberg Aggregate^ Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2023 was - 9 . 44% , - 2 . 84% , 0 . 45% , and 1 . 14% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of December 31 , 2022 , unless otherwise denoted . ^ Source : Bloomberg Index Services Limited 17

Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments x Prepayment protection through yield maintenance/penalty points in low rate environment x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of December 31, 2022 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) Spread/ Dur 10 Year UST 7.99 0.38 3.88% 0 0.0 GNMA Construction/Permanent 8.18 0.42 5.24% 137 16.7 GNMA Permanent 7.44 0.35 4.74% 86 11.6 Agency CMBS (e.g., GNR 2022 - 202 B ) 7.37 --- 5.56% 168 22.8 FNMA Multifamily 10/9.5 DUS 7.26 0.33 4.51% 63 8.7 UMBS 5.0% 30yr MBS 2.99 - 0.83 5.44% 157 52.4 GNMA 5.0% 30yr MBS 4.05 - 0.20 5.43% 156 38.5 AAA 10yr Corporate (e.g., JNJ 1.3 9/1/30) 7.22 0.56 4.29% 42 5.8 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 4.0 4.5 0 50 100 150 200 250 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Jun-22 Dec-22 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads December 2019 - December 2022 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis) 18

EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment $75M or over under $75M Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management 19

Strong Multifamily Housing Demand Dwarfs Supply Source: REIS/Moody’s; National Low Income Housing Coalition; Apartment List; U.S. Census Bureau, Joint Center for Housing Stu die s of Harvard University x Multifamily vacancy rate leveled off at its 5 - year low of 4.4% in the fourth quarter x Rise in demand was fueled by household formation, job and wage growth and elevated home prices in 2022 x Asking growth rent slowed towards the end of the year, but rose on average above $1,700/unit for the first time x Affordability was cited as impacting renter demand in many metros with asking rents $295 above pre - pandemic levels x Extremely low - income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 extremely l ow - income households - according to the National Low Income Housing Coalition study in 2022 x Affordable and workforce housing continues to be a top priority of the Biden administration which has directed the FHFA to increase GSE mission - related financing to 50% of purchase caps with 25% of the loan volume directed toward properties/units with less than 60% AMI Household Growth has Remained Strong Despite the Pandemic (million of households) 0.0 0.5 1.0 1.5 2.0 2010- 2012 2012- 2014 2014- 2016 2016- 2018 2018- 2020 2020- 2022 Apartment Demand Outpaced Supply Additions 20

CPI Breakdowns: YOY% Change Source: Bureau of Labor Statistics x Inflation trending down but remains elevated, shelter prices still rising 21 2021 - Dec 2022 - Jan 2022 - Feb 2022 - Mar 2022 - Apr 2022 - May 2022 - Jun 2022 - Jul 2022 - Aug 2022 - Sep 2022 - Oct 2022 - Nov 2022 - Dec All Items 7.0 7.5 7.9 8.5 8.3 8.6 9.1 8.5 8.3 8.2 7.7 7.1 6.5 All Items less Food and Energy 5.5 6.0 6.4 6.5 6.2 6.0 5.9 5.9 6.3 6.6 6.3 6.0 5.7 Food 6.3 7.0 7.9 8.8 9.4 10.1 10.4 10.9 11.4 11.2 10.9 10.6 10.4 Food at Home 6.5 7.4 8.6 10.0 10.8 11.9 12.2 13.1 13.5 13.0 12.4 12.0 11.8 Food away from home 6.0 6.4 6.8 6.9 7.2 7.4 7.7 7.6 8.0 8.5 8.6 8.5 8.3 Energy 29.3 27.0 25.6 32.0 30.3 34.6 41.6 32.9 23.8 19.8 17.6 13.1 7.3 Energy commodities 48.9 39.9 37.9 48.3 44.7 50.3 60.6 44.9 27.1 19.7 19.3 12.2 0.4 Motor fuel 49.5 40.0 38.1 48.2 44.0 49.1 60.2 44.5 26.2 18.8 18.1 10.8 - 0.9 Transportation less fuel 21.8 23.4 23.9 21.8 17.2 14.1 9.5 8.8 9.1 8.4 5.5 2.4 - 0.9 New cars 11.8 12.2 12.4 12.5 13.2 12.6 11.4 10.4 10.1 9.4 8.4 7.2 5.9 Used cars 37.3 40.5 41.2 35.3 22.7 16.1 7.1 6.6 7.8 7.2 2.0 - 3.3 - 8.8 Airfare 1.4 4.9 12.7 23.6 33.3 37.8 34.1 27.7 33.4 42.9 42.9 36.0 28.5 Shelter 4.1 4.4 4.7 5.0 5.1 5.5 5.6 5.7 6.2 6.6 6.9 7.1 7.5 Rent of primary residence 3.3 3.8 4.2 4.4 4.8 5.2 5.8 6.3 6.7 7.2 7.5 7.9 8.3 Owners' equivalent rent 3.8 4.1 4.3 4.5 4.8 5.1 5.5 5.8 6.3 6.7 6.9 7.1 7.5 Apparel 5.8 5.3 6.6 6.8 5.4 5.0 5.2 5.1 5.1 5.5 4.1 3.6 2.9 Medical Care Service 2.5 2.7 2.4 2.9 3.5 4.0 4.8 5.1 5.6 6.5 5.4 4.4 4.1 Physicians' services 4.3 2.6 0.5 0.7 1.2 1.1 1.0 0.8 1.1 1.8 1.8 1.5 1.7 Hospital services 3.3 3.6 3.4 3.3 3.6 3.9 3.9 3.9 4.0 3.8 3.4 2.9 4.4 Medical Care Commodities 0.4 1.4 2.5 2.7 2.1 2.4 3.2 3.7 4.1 3.7 3.1 3.1 3.2 Recreation Commodities 3.3 4.1 4.6 4.7 4.0 3.8 4.5 4.1 3.8 4.0 4.3 3.6 4.1 Sporting goods 6.3 8.2 7.1 7.9 7.5 5.7 5.3 5.2 3.8 3.0 3.0 2.7 3.5 Ed. & Info Tech Commodities 0.2 0.8 0.3 1.3 - 4.0 - 6.0 - 5.7 - 7.0 - 7.3 - 8.3 - 9.1 - 9.7 - 10.1 Education books and supplies - 0.4 2.6 0.8 3.8 2.2 3.7 3.7 3.1 4.6 4.6 4.7 5.3 5.4 Information tech commodities 0.3 0.7 0.6 1.3 - 4.7 - 7.1 - 6.7 - 8.1 - 8.8 - 10.0 - 10.8 - 11.5 - 11.8 Computers 2.8 3.5 4.6 7.6 0.2 - 1.8 - 0.6 - 3.5 - 4.3 - 3.6 - 3.1 - 4.4 - 5.8 Computers software - 3.4 - 2.0 - 2.2 - 4.7 - 4.2 - 3.9 0.1 - 1.4 - 0.3 4.5 - 0.9 - 1.7 - 3.1 Smartphones - 14.1 - 13.3 - 13.2 - 13.5 - 16.1 - 19.9 - 20.0 - 20.0 - 20.4 - 21.0 - 22.9 - 23.4 - 22.2

Interest Rate Environment Yield Curve S&P vs 10yr U.S. Treasury 0.732 1.263 1.436 1.510 1.903 2.953 3.038 3.068 3.013 3.183 4.426 4.004 3.965 3.875 3.963 0.000 1.000 2.000 3.000 4.000 5.000 2 5 7 10 30 12/31/2021 6/30/2022 12/31/2022 Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board Economic Indicators 3/31/2022 6/30/2022 9/30/2022 12/31/2022 GDP (seasonally adj. annual rate) - 1.6% - 0.6% 3.2% 2.7% Unemployment Rate 3.6% 3.6% 3.5% 3.5% Inflation (Personal Consumption Expenditures (PCE)) yearly basis 6.8% 7.0% 6.3% 5.3% Lower Balance Federal Funds Rate 0.25% 1.5% 3.0% 4.25% 3,500 3,700 3,900 4,100 4,300 4,500 4,700 4,900 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% 4.5% Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22 Jun-22 Sep-22 Dec-22 GT10 Govt (Left axis) S&P 500 (Right axis) 22

Economic Environment and Outlook x Multi - decade high inflation, rising global interest rates, and decelerating growth jolting financial markets and the economy . ▪ Inflationary pressures in the US remain close to a 40 - year - high for most of 2022 ▪ The Fed raised the Funds Rate 425 basis points in 2022 to combat inflation ▪ Economic growth was weak in 2022 , as interest rate sensitive sectors began contracting or cooling as a result of Fed policy ▪ Labor market remains strong with payrolls exceeding pre - pandemic levels, but the participation rate has not recovered ▪ Supply chain issues remain a challenge with commodity markets driving costs and prices higher – commodity prices primarily in energy, oil and building materials remain elevated, though are off the highs ▪ The invasion and prolonged conflict in Ukraine adds to the geopolitical risk and volatility of asset prices and will continue to weigh on the global outlook ▪ Continued volatility in equity markets is likely given the weakness in growth, geopolitical risks and higher interest rates x Federal Reserve addressing unwarranted price inflation above goals by aggressively hiking rates . ▪ Fed has described inflation as “unacceptably high” but there is concern of overtightening ▪ Market participants are pricing in an increased likelihood of a recession this year x HIT should be well - positioned to generate competitive risk adjusted returns as well as investment impacts . ▪ Significant need for affordable and workforce housing given the rise in home prices, mortgage rates and rents . ▪ Investment team with expertise in sourcing and structuring complex product that respond to the market . 23

Our Successful Record of ESG

AFL-CIO HIT

Signatory of United Nations-supported Principles for Responsible Investment (PRI) – 2021 Assessment Report Score of 100%, 98% and 96% for Fixed income sub-categories; and 86% for Investment and Stewardship Policy*

HIT Cycle of Sustainable, Responsible Investment



Pension Plan invests in HIT
HIT finances projects primarily through guaranteed securities
HIT investments provide competitive returns
Construction projects generate family-supporting union jobs, hours of work and benefits
Union workers contribute to pension funds
The HIT Investment Cycle

HIT Among Largest Managers of ESG Mandates (US)

Rank	Manager Name	AUM ($Mil)
1	State Street Global	$74,721
2	Nuveen	$48,634
3	Morgan Stanley Inv. Mgmt.	$48,616
4	Prudential Financial	$36,849
5	Fayez Sarofim	$12,661
6	Legal & General Investment	$10,088
7	American Realty Advisors	$9,977
8	William Blair	$9,704
9	AFL-CIO Housing Investment Trust	$7,107
10	MFS Investment	$3,567

Source: P&I June 6, 2022 - US Institutional tax-exempt assets managed internally as of December 31 , 2021

** You may obtain a copy of HIT's Assessment and Transparency Reports by calling the Marketing and Investor Relations Department at 202-331-8055*

AFL-CIO HOUSING INVESTMENT TRUST 24

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2023 was - 9 . 44% , - 2 . 84% , 0 . 45% , and 1 . 14% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of December 31 , 2022 , unless otherwise denoted . 25

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 26